Loans and borrowings - Breakdown by type of interest rate and currency (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,731,754	$ 38,239,139
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	3,044,437	4,459,807
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	43,687,317	33,779,332
Fixed interest rate [member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	523,870	598,802
Fixed interest rate [member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	38,706,328	31,087,439
Floating interest rate | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	2,520,567	3,861,005
Floating interest rate | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,980,989	$ 2,691,893